DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2013
Deposits [Abstract]
Schedule Of Maturities Of Time Deposits [Table Text Block]
The scheduled maturities of time deposits at December 31, 2013 are as follows:

Total Time Deposits
(dollars in thousands)
Three months or less	$18,190
Over three months through twelve months	64,867
Over one year through two years	52,913
Over two years through three years	40,530
Over three years through four years	41,124
Over four years through five years	4,255
Over five years	—
$221,879